Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses are comprised of the following:

	2020	2019
Accounts payable, trade	$731,000	$911,000
Accrued expenses	−	20,000
Accrued bonus	6,000	3,000
Accrued commissions	48,000	125,000
Other accruals	68,000	166,000
Accounts payable and accrued liabilities	$853,000	$1,225,000